American Growth Fund, Inc.

American Growth Fund Series Two

Supplement dated July 19, 2018, to the Prospectus dated November 30, 2017

This Supplement replaces certain information contained in the Prospectus of American Growth Fund Series Two dated November 30, 2017.

Effective immediately, the table titled “Annual Fund Operating Expenses” in the section titled “Fee Table” is deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment) ended July 31, 2017:

Management Fees	1.00%
Distribution and Service (12b-1) fees	0.30%
Other Expenses	13.23%
Acquired Fund fees and expenses (a) (b)	0.04%
Total Annual Fund Operating Expenses	14.57%

(a) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights Table below, which do not include acquired fund fees and expenses.

(b) The acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

Effective immediately, the “Principal Investment Strategy” is deleted and replaced with the following:

Investment Research Corporation (the "Adviser") manages the Fund by searching for companies/investments with growth potential that could show faster growth than markets indexes. The Adviser also looks for securities that are considered undervalued or out of favor with investors or are expected to increase in price over time. We use a consistent approach to build the Fund’s security portfolio which is made up primarily of common stocks involved, in at least some way, in the legal cannabis business. In addition to the principal investment strategy, we may also invest in securities convertible into common stock in companies involved, in at least some way, in the legal cannabis business. Examples of companies associated with the legal cannabis industry could include legally registered publicly traded companies in fields such as agriculture, pharmaceutical, hydroponic or tobacco companies or REITs. These securities may be issued by large companies and also small and mid-sized companies, Micro Cap and Real Estate Investment Trusts (“REITs”). Income through dividend payments is a secondary objective. Income also becomes a Fund objective when it is in a temporary, defensive position. The legal cannabis business does not need to be the sole focus point of a company for Series Two to invest in it nor does it need to account for a majority of its overall revenues. For example, Series Two may invest in Company XYZ, a pharmaceutical company developing uses for medical cannabis even if the revenues produced as a result of the sales of medical cannabis is responsible for less than 5% of XYZ’s overall revenue. The Fund may invest in securities of other investment companies, including exchange-traded funds, to obtain desired exposures.

Effective immediately, the following risks have been added to “Principal risks of investing in the Fund”:

~ Investments in Other Investment Companies Risk - the Fund’s investments in other investment companies will be subject to the risks of the other investment companies’ portfolio securities and the Fund will bear indirectly the fees and expenses of the other investment companies in which it invests.

July 19 2018 supplement – Page 1

~ Exchange-Traded Funds (“ETFs”) Risk - The Fund is subject to the risks associated with the securities or other investments in which the ETFs invest. The Fund’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Fund’s direct fees and expenses. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective.

Effective immediately, the following sentence has been added to “How does the Fund implement its principal investment objective?”:

The Fund may invest in securities of other investment companies, including exchange-traded funds.

Effective immediately, the following risks have been added to “Risks”:

~ Investments in Other Investment Companies - The Fund’s investments in other investment companies will be subject to the risks of the purchased investment company’s portfolio securities. The Fund’s shareholders must bear not only their proportionate share of the Fund’s fees and expenses, but they also must bear indirectly the fees and expenses of the other investment company. In addition, the Fund’s net asset value is subject to fluctuations in the net asset values of the other investment companies in which it invests. The ability of the Fund to meet its investment objective will depend, to a significant degree, on the ability of the other investment companies to meet their objectives.

~ Exchange-Traded Funds (“ETFs”) - ETFs are investment companies whose shares are listed on a securities exchange and trade like a stock throughout the day. Investments in ETFs are subject to a variety of risks, including risks associated with the underlying securities that the ETF holds. The Fund’s net asset value will be subject to fluctuations in the market values of the ETFs in which it invests. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to the ETF’s operating expenses and transaction costs, among other things. Similar to investments in other investment companies, the Fund’s shareholders must bear not only their proportionate share of the Fund’s fees and expenses, but they also must bear indirectly the fees and expenses of the ETF. In addition, the ability of the Fund to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the ETF, which will vary.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

July 19 2018 supplement – Page 2

American Growth Fund, Inc.

American Growth Fund Series Two

Supplement dated July 19, 2018, to the Statement of Additional Information dated November 30, 2017

This Supplement replaces certain information contained in the Supplement of Additional Information of American Growth Fund Series Two dated November 30, 2017.

Effective immediately, the following sentence has been added to “INVESTMENT STRATEGIES”:

Consistent with its investment objective, policies, and restrictions, the Fund also may invest in securities, such as Exchange Traded Funds (“ETFs”).

Effective immediately, the following risks have been added to “Investment Risks”:

~ Investments in Other Investment Companies - Subject to the limitations prescribed by the Investment Company Act of 1940 (“1940 Act”) and the rules thereunder, the Fund may invest in ETFs. The Fund’s investments in another investment company will be subject to the risks of the purchased investment company’s portfolio securities. The Fund’s shareholders must bear not only their proportionate share of the Fund’s fees and expenses, but they also must bear indirectly the fees and expenses of the other investment company. In addition, the Fund’s net asset value is subject to fluctuations in the net asset values of the other investment companies in which it invests. The ability of the Fund to meet its investment objective will depend, to a significant degree, on the ability of the other investment companies to meet their objectives. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular investment company will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the investment company, which will vary. The other investment companies may change their investment objectives or policies without the approval of the Fund. If that were to occur, the Fund might be forced to withdraw its investment from the investment company at a time that is unfavorable to the Fund.

~ Exchange-Traded Funds (“ETFs”) - ETFs are investment companies whose shares are listed on a securities exchange and trade like a stock throughout the day. Certain ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. ETFs that track particular indices typically will be unable to match the performance of the index exactly due to the ETF’s operating expenses and transaction costs, among other things.  Other ETFs are actively managed (i.e., they do not seek to replicate the performance of a particular index). An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investment in the ETF could be substantially and adversely affected. Investments in ETFs are subject to a variety of risks, including risks associated with the underlying securities that the ETF holds. For example, the general level of stock prices may decline, thereby adversely affecting the value of the underlying common stock investments of the ETF and, consequently, the value of the ETF. Moreover, the market value of the ETF may differ from the value of its portfolio holdings because the market for ETF shares and the market for underlying securities are not always identical. Similar to investments in other investment companies, the Fund’s shareholders must bear not only their proportionate share of the Fund’s fees and expenses, but they also must bear indirectly the fees and expenses of the ETF. In addition, the ability of the Fund to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the ETF, which will vary.

July 19 2018 supplement – Page 3

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

July 19 2018 supplement – Page 4